Group Cash Flow Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flow from operating activities
Cash generated by operations	R 10,589	R 7,378	R 9,741
Dividends received	75	74	85
Interest received	165	87	171
Interest paid	(363)	(319)	(234)
Income and mining taxes paid	(518)	(296)	(584)
Cash generated by operating activities	9,948	6,924	9,179
Cash flow from investing activities
Increase in restricted cash and investments	(138)	(128)	(48)
Amounts refunded from restricted cash and investments	58	53	34
Acquisition of Eva Copper	(2,996)	0	0
Redemption of preference shares from associates	0	0	36
Acquisition of Mponeng operations and related assets	0	0	(3,363)
ARM BBEE Trust loan repayment	74	65	264
ARM BBEE Trust loan advanced	0	0	(264)
Capital distributions from investments	0	0	8
Proceeds from disposal of property, plant and equipment	46	24	11
Additions to property, plant and equipment	(7,640)	(6,214)	(5,142)
Cash utilised by investing activities	(10,596)	(6,200)	(8,464)
Cash flow from financing activities
Borrowings raised	3,619	3,057	0
Borrowings repaid	(2,071)	(3,601)	(3,491)
Partial repurchase of non-controlling interest	0	0	(5)
Dividend paid	(154)	(430)	(684)
Lease payments	(200)	(177)	(119)
Cash generated/(utilised) from financing activities	1,194	(1,151)	(4,299)
Foreign currency translation adjustments	(127)	56	46
Net increase/(decrease) in cash and cash equivalents	419	(371)	(3,538)
Cash and cash equivalents – beginning of year	2,448	2,819	6,357
Cash and cash equivalents – end of year	R 2,867	R 2,448	R 2,819